UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:03/31/2011

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [X]is a restatement.
	[ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GW & Wade, LLC
Address:  93 Worcester Street
	  Wellesley, MA 02481

Form 13F File Number: 28-6161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas Drozdowski
Title: Chief Compliance Officer
Phone: 781-239-1188

Signature, Place, and Date of Signing:

Douglas Drozdowski	Wellesley, MA   05/03/2011
[Signature]		[City, State]	[Date]

Report Type (Check only one.):

[x]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ]13F COMBINATION REPORT. (Check here it a portion of
 the holdings for this reorting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-_______________       ________________________________

[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  115

Form 13F Information Table Value Total:  $280818
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name

______     28-_________________        ___________________
[Repeat as necessary.]


Qty	Security	Cusip		Value
32353	3m Company	88579Y101	3025000
56862	Abbott Lab	002824100	2789000
931970	Acme Packet	004764106	66133000
2606	Affiliated Mgr 	008252108	285000
2845	Allergan Inc	018490102	202000
4195	Ameriprise Finl	03076c106	256000
4580	Amgen		031162100	245000
4490	Anadarko Pete 	032511107	368000
7702	Apple Computer	037833100	2684000
5260	Aptargroup Inc	038336103	264000
91008	AT&T Inc Com	00206R102	2786000
30324	Bank of America 060505104	404000
4	Berkshire HathB	084670207	501000
24732	Bhp Billiton 	088606958	2371000
101875	Bristol Myers	110122108	2693000
7370	Campbell's Soup	134429109	244000
4739	Caterpillar 	149123101	528000
5280	Centurylink 	156700106	219000
47731	Chevron Texaco	166764100	5131000
30287	Cisco Sys Inc	17275r102	519000
93492	Citigroup Inc	172967101	413000
42324	Clorox		189054109	2966000
52577	Coca Cola	191216100	3488000
42112	Colgate Palm	194162103	3401000
38413	Conocophillips	20825C104	3068000
40129	Consolidated Ed	209115104	2035000
5300	CSX Corp	126408ga5	417000
11897	CVS Caremark 	126650100	408000
8135	Disney Walt Co.	254687106	351000
12345	EV RiskMgDiv	27829g106	158000
48197	EV TaxMg Global	27829F108	510000
55290	Energy Transfer	29273R109	2862000
33398	Exxon Mobil 	30231G102	2810000
30563	GeneralDynamics	369550108	2340000
180048	GeneralElectric	369604103	3610000
2018	Goldman Sachs 	38141G104	320000
486	Google  Class A	38259p508	285000
59072	Heinz		423074103	2884000
4135	Helmerich&Payne	423452101	284000
10000	Hingham Instn 	433323102	515000
82444	Home Depot	437076102	3055000
60371	Honeywell 	438516106	3605000
151802	Intel Corp	458140100	3063000
35454	IBM		459200101	5781000
13000	Ishr ComexGold 	464285105	182000
6745	Ishr MSCIBrazil	464286400	523000
57075	Ishr MSCI Japan	464286848	589000
33641	Ishr S&P Cmdy	464287168	1256000
178363	Ishr DJ Sel Div	464287168	9298000
16795	Ishr DJ US Ener	464287796	763000
3970	Ishr DJ USFinSv	464287770	233000
74445	Ishr Eafe Idx	464287465	4473000
53861	Ishr Emg Mkts	464287234	2621000
182732	IshrRsl 1000Grw	464287614	11050000
44585	IshrRsl 1000Idx 464287622	3293000
66919	IshrRsl 1000Val 464287598	4595000
40028	IshrRsl 2000Grw	464287648	3816000
39355	IshrRsl 2000Idx	464287655	3313000
18897	IshrRsl 2000Val 464287630	1424000
10364	IshrRsl 3000Idx 464287689	821000
24372	IshrRsl MC Grw	464287481	1484000
15814	IshrRsl MC Val	464287473	762000
9995	Ishr S&P 500Idx 464287953	1329000
4925	Ishr S&P LatAm	464287390	265000
16790	Ishr S&P MC 400 464287507	1657000
335138	Ishr S&P US Pfd 464288687	13288000
64660	Johnson&Johnson	478160104	3831000
11820	JP Morgan Chase 46625H100	545000
38566	Kimberly-Clark	494368103	2517000
6533	Kinder Morgan 	494550106	484000
7430	Lexmark Intl 	529771107	275000
42855	McDonalds Corp.	580135101	3261000
11535	Merck & Co.	589331107	381000
217942	Nasdaq Pr IncGr	63110r105	3193000
4370	NationalOilwell 637071101	346000
1236	Netflix Inc.	64110l106	294000
10240	OccidentalPetro 674599105	1070000
26882	Oracle Corp	68389X105	899000
67418	Paychex		704326107	2116000
10357	Pwrshr Db Com	73935s105	316000
22715	Pwrshr ETFWild	73935x161	245000
23531	Pwrshr QQQ Tr 	73935A104	1351000
89294	Procter&Gamble	742718109	5500000
7265	Prosh Ultra QQQ 74347r206	654000
6014	Roy Dut Shell A 780259206	438000
4555	Roy Dut Shell 	780259107	334000
20890	Rydex S&P 500 	78355W106	1054000
27764	Sanmina Corp	800907206	311000
26697	Spdr Ben IntFin	78355W205	438000
14713	Spdr BenIntTech 81369Y803	383000
45659	Southern Co.	842587107	1740000
8333	SPDR DJIA ETF 	78467x109	1025000
25931	Spdr Gold 	78463V107	3627000
8992	SPDR S&P MC 400	78467Y107	1615000
6145	SPDR Ser S&PDiv	78464A763	333000
4900	State Street 	857477103	220000
95895	Sysco Corp.	871829107	2656000
8500	Thomas & Betts 	884315102	505000
43883	Travelers Inc.	89417E109	2610000
23241	Unilever N VNew	904784709	729000
70743	Unilever PlcNew 904767704	2166000
40079	United ParcelSv 911312106	2979000
30993	United Tech 	913017109	2624000
15927	Vngd Emg MktsVp 922042858	780000
3131	Vngd Idx FdsGrw	922908736	201000
5305	Verizon Comm 	92343v104	204000
60619	Waste Mgmt	94106l109	2264000
14615	Wells Fargo 	949746101	463000
12221	WT Tr Defa Fd	97717W695	608000
31272	WT Tr Div 100 	97717W406	1568000
20509	WT Intl LC Div	97717W794	978000
16833	WT Intl MC Div  97717W778	905000
205370	WT Tr LC Div	97717w309	9924000
23600	WT Tr MC Div 	97717W778	1275000
25957	WT Tr Tot Div	97717W109	1272000